Financial instruments and risk management - foreign currency risk (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial instruments and risk management
Increase (decrease) in foreign exchange rate of USD against CAD	10.00%	10.00%
Increase (decrease) in reported loss and comprehensive loss	$ 5,875,000	$ 219,000